CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 2,377,205	$ 3,028,945	$ 10,928,707	$ 13,362,567
COST OF REVENUE	(2,008,308)	(2,672,612)	(9,669,678)	(11,095,626)
GROSS PROFIT	368,897	356,333	1,259,029	2,266,941
OTHER INCOME	117,344	46,394	179,283	66,491
OPERATING EXPENSES
General and administrative	(536,872)	(368,036)	(1,729,489)	(1,277,605)
(LOSS)/PROFIT FROM OPERATIONS	(50,631)	34,691	(291,177)	1,055,827
FINANCE COSTS	2,445	3,326	12,479	12,973
(LOSS)/PROFIT BEFORE TAX	(53,076)	31,365	(303,656)	1,042,854
Tax expense:
Deferred tax			(3,898)	(26,736)
Income tax			(48,412)	(264,547)
Tax expense	15,990	14,299	(52,310)	(291,283)
NET (LOSS)/PROFIT	(69,066)	17,066	(355,966)	751,571
Other comprehensive income:
Foreign currency translation loss	(39,039)	(68,776)	(308,800)	(233,946)
COMPREHENSIVE LOSS	$ (108,105)	$ (51,710)	$ (664,766)	$ 517,625
Earnings per share - Basic and diluted	$ (0.001)	$ 0.000	$ (0.002)	$ 0.004
Weighted average number of common shares outstanding - Basic and diluted	173,718,152	171,218,152	172,916,782	171,218,152